Comprehensive Income and Loss	3 Months Ended	12 Months Ended
	Oct. 31, 2013	Jul. 31, 2013
Equity [Abstract]
Comprehensive Income and Loss

Note 4 – Comprehensive Income and Loss:

Comprehensive income, which includes net income and the change in the foreign currency translation account, was $531,771 for the three months ended October 31, 2013. Comprehensive loss, which includes net loss and the change in the foreign currency translation account, was $668,679 for the three months ended October 31, 2012.

Comprehensive Income/(Loss) Other comprehensive income/(loss), which includes only foreign currency translation adjustments, is shown in the Statement of Changes in Stockholders’ Equity.